SHARE-BASED EXPENSES	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SHARE-BASED EXPENSES

11.	SHARE-BASED EXPENSES

Share-based expenses were $4,931,500 for the three months ended June 30, 2026 and $20,014,769 for the nine months ended June 30, 2026 (three and nine months ended June 30, 2025 - $5,700,000 and $10,200,000, respectively). The nine-month amount includes $154,842 recognized under IFRS 2 in connection with the reverse takeover described in Note 4.

During the three months ended June 30, 2026, the Company granted 775,000 restricted share units that vested immediately. The awards comprised 425,000 restricted share units with a grant-date fair value of $8.96 per unit and 350,000 restricted share units with a grant-date fair value of $3.21 per unit. The aggregate grant-date fair value of $4,931,500 was recognized as share-based compensation expense. All 775,000 awards were vested and outstanding at June 30, 2026. The 425,000 awards granted on June 22, 2026 were settled in common shares after period end, on July 6, 2026.

Separately, 898,280 restricted share units were granted and settled in common shares in connection with FAR Holdings financing and settlement arrangements. The Company also granted FAR Holdings 454,546 stock options exercisable at $5.55 per share. 227,273 of those options were exercised on June 16, 2026. No separate grant-date amount was recognized for the FAR Holdings options in the share-based compensation expense described above.